Other income, net	12 Months Ended
Dec. 31, 2019
Other income, net
Other income, net

21.          Other income, net

Continuing Operations	Years ended December 31,
(In thousands)	2017	2018	2019
Government subsidy income	2,788	2,096	2,061
Investment income from short-term investments	4,204	5,817	4,020
Net unrealized gains arising from long-term investments	491	—	10,907
Investment (loss)/income on disposal of long-term investments	(187)	—	579
Investment loss on impairment of long-term investments (note 9)	(596)	(7,794)	(19,831)
Exchange (loss)/gain, net	(57)	1,216	(402)
Settlement income	533	414	1,531
Gains from disposal of Linktoken program (note 8)	—	—	6,630
Others	704	1,061	366
	7,880	2,810	5,861